Loans (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Short-term Debt [Line Items]
Short-term loans	$ 2,208,446	$ 2,172,766
Total short-term and long-term loans	2,306,098	2,315,030
Zhejiang Mintai Commercial Bank (Hangzhou Branch)
Short-term Debt [Line Items]
Short-term loans	2,208,446	2,172,766
China Resources Shenzhen Investment Trust Co., Ltd.
Short-term Debt [Line Items]
Long-term loan	$ 97,652	$ 142,264